UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                     HAVERFORD QUALITY
                                                    GROWTH STOCK FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.3%

                                                             SHARES      VALUE
                                                             ------   ----------
CONSUMER DISCRETIONARY - 5.8%
   Lowe's                                                    13,900   $  253,953
   Target                                                     6,800      212,160
   Walt Disney                                               12,400      256,432
                                                                      ----------
                                                                         722,545
                                                                      ----------
CONSUMER STAPLES - 19.4%
   Coca-Cola                                                  5,775      246,708
   Colgate-Palmolive                                          5,675      369,102
   CVS Caremark                                              18,875      507,360
   PepsiCo                                                    8,475      425,699
   Procter & Gamble                                           7,875      429,188
   Wal-Mart Stores                                            9,600      452,352
                                                                      ----------
                                                                       2,430,409
                                                                      ----------
ENERGY - 7.0%
   ConocoPhillips                                             6,825      324,392
   Exxon Mobil                                                7,175      548,744
                                                                      ----------
                                                                         873,136
                                                                      ----------
FINANCIAL SERVICES - 9.8%
   Aflac                                                     11,250      261,112
   Bank of New York Mellon                                   11,625      299,228
   NYSE Euronext                                             13,300      292,600
   Wells Fargo                                               19,400      366,660
                                                                      ----------
                                                                       1,219,600
                                                                      ----------
HEALTH CARE - 21.3%
   Abbott Laboratories                                        7,900      437,976
   Becton Dickinson                                           7,300      530,491
   Johnson & Johnson                                          8,975      517,768
   Medtronic                                                 19,800      663,102
   Novartis ADR                                              12,325      508,529
                                                                      ----------
                                                                       2,657,866
                                                                      ----------
INDUSTRIAL - 11.4%
   3M                                                         5,175      278,363
   Eaton                                                      7,975      351,060

THE ADVISORS' INNER CIRCLE FUND                     HAVERFORD QUALITY
                                                    GROWTH STOCK FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
INDUSTRIAL - CONTINUED
   General Electric                                         14,700   $   178,311
   United Technologies                                      12,925       620,271
                                                                     -----------
                                                                       1,428,005
                                                                     -----------
INFORMATION SERVICES - 16.7%
   Automatic Data Processing                                10,600       385,098
   Hewlett-Packard                                          19,725       685,444
   Intel                                                    34,700       447,630
   Microsoft                                                33,175       567,292
                                                                     -----------
                                                                       2,085,464
                                                                     -----------
MATERIALS - 2.4%
   Air Products & Chemicals                                  5,950       299,285
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.5%
   AT&T                                                     18,050       444,391
                                                                     -----------
   TOTAL COMMON STOCK
        (Cost $14,995,952)                                            12,160,701
                                                                     -----------
CASH EQUIVALENT - 2.8%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.720% (A)
        (Cost $349,737)                                    349,737       349,737
                                                                     -----------
   TOTAL INVESTMENTS - 100.1%
        (Cost $15,345,689) +                                         $12,510,438
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $12,499,575.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,345,689, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $478,604 AND $(3,313,855), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HIM-QH-001-1100

THE ADVISOR'S INNER CIRCLE FUND                     HAVERFORD QUALITY
                                                    GROWTH STOCK FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Haverford Quality Growth Stock Fund (the "Fund") adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                             LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                           -----------   -------   -------   -----------
Investment in Securities   $12,510,438     $--       $--     $12,510,438

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009

By (Signature and Title)                         /s/ Michael Lawson
                                                 -----------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO

Date: March 27, 2009